Schedule of Investments (unaudited)	iShares® MSCI Spain ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 29.6%
Banco Bilbao Vizcaya Argentaria SA	9,297,037	$61,125,086
Banco Santander SA	25,270,618	82,559,853
CaixaBank SA	7,205,975	26,484,337
		170,169,276
Biotechnology — 1.8%
Grifols SA(a)	904,891	10,529,181

Construction & Engineering — 7.6%
ACS Actividades de Construccion y Servicios SA	535,941	17,884,862
Ferrovial SA	837,101	25,973,178
		43,858,040
Diversified Telecommunication Services — 9.2%
Cellnex Telecom SA(b)	646,014	26,180,009
Telefonica SA	6,287,324	26,776,227
		52,956,236
Electric Utilities — 26.6%
Acciona SA	71,828	11,641,620
Endesa SA	816,666	17,709,670
Iberdrola SA	9,076,105	110,835,758
Red Electrica Corp. SA	747,742	12,680,396
		152,867,444
Gas Utilities — 4.0%
Enagas SA	547,161	10,454,965
Naturgy Energy Group SA	448,129	12,790,379
		23,245,344
Hotels, Restaurants & Leisure — 4.6%
Amadeus IT Group SA(a)	364,516	26,159,491

Independent Power and Renewable Electricity Producers — 1.6%
Corp. ACCIONA Energias Renovables SA	269,098	8,970,174
Security	Shares	Value

Oil, Gas & Consumable Fuels — 4.4%
Repsol SA	1,845,755	$25,014,473

Specialty Retail — 4.6%
Industria de Diseno Textil SA	786,166	26,301,777

Transportation Infrastructure — 4.3%
Aena SME SA(b)	157,598	24,728,312

Total Long-Term Investments — 98.3%
(Cost: $665,152,158)		564,799,748

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(c)(d)	3,070,000	3,070,000

Total Short-Term Securities — 0.5%
(Cost: $3,070,000)		3,070,000

Total Investments — 98.8%
(Cost: $668,222,158)		567,869,748

Other Assets Less Liabilities — 1.2%		6,993,438

Net Assets — 100.0%		$574,863,186

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

												Capital
												Gain
							Change in					Distributions
							Unrealized		Shares			from
	Value at	Purchases		Proceeds		Net Realized	Appreciation	Value at	Held at			Underlying
Affiliated Issuer	08/31/22	at Cost		from Sale		Gain (Loss)	(Depreciation)	05/31/23	05/31/23	Income		Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$786,458	$—		$(786,605	)(b)	$323	$(176)	$—	—	$786	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,900,000	170,000	(b)	—		—	—	3,070,000	3,070,000	94,073		3
						$323	$(176)	$3,070,000		$94,859		$3

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
IBEX 35 Index	14	06/16/23	$1,356	$(22,115)

OTC Total Return Swaps

								Gross
					Accrued			Notional
					Unrealized		Net Value of	Amount
	Payment		Termination		Appreciation		Reference	Net Asset
Reference Entity	Frequency	Counterparty(a)	Date	Net Notional	(Depreciation)		Entity	Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$4,352,642	$(164,397	)(c)	$4,221,966	0.8%
	Monthly	HSBC Bank PLC(d)	02/10/28	2,866,791	(89,664	)(e)	2,787,878	0.5
	Monthly	JPMorgan Chase Bank NA(f)	02/08/24	1,469,007	(47,271	)(g)	1,430,921	0.3
					$(301,332)		$8,440,765

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $(33,721) of net dividends and financing fees.

(e)	Amount includes $(10,751) of net dividends, payable for referenced securities purchased and financing fees.

(g)	Amount includes $(9,185) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(b)	(d)	(f)
Range:	45 basis points	45 basis points	40 basis points
Benchmarks:	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)	EUR - 1D Euro Short Term Rate (ESTR)

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
May 31, 2023

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	104,486	$1,804,042	42.7%

Gas Utilities
Enagas SA	124,318	2,417,924	57.3

Total Reference Entity — Long		4,221,966

Net Value of Reference Entity — Goldman Sachs Bank USA		$4,221,966

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 10, 2028.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	100,949	$1,763,645	63.3%
			% of
			Basket
	Shares	Value	Value
Gas Utilities
Enagas SA	52,062	$1,024,233	36.7

Total Reference Entity — Long		2,787,878

Net Value of Reference Entity — HSBC Bank PLC		$2,787,878

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 8, 2024.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Common Stocks
Electric Utilities
Red Electrica Corp. SA	49,421	$862,543	60.3%

Gas Utilities
Enagas SA	28,935	568,378	39.7

Total Reference Entity — Long		1,430,921

Net Value of Reference Entity — JPMorgan Chase Bank NA		$1,430,921

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$—	$564,799,748	$—	$564,799,748
Short-Term Securities
Money Market Funds	3,070,000	—	—	3,070,000
	$3,070,000	$564,799,748	$—	$567,869,748

Schedule of Investments (unaudited) (continued)	iShares® MSCI Spain ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(323,447)	$—	$(323,447)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

4